March 29, 2021
VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Guaranteed Term Options
Nationwide Life Insurance Company
SEC File No. 333-237471
CIK 0000205695
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company (the "Registrant"), please accept this filing of Post-Effective Amendment No. 1 to the registration statement on Form S-1 for the offering of guaranteed term options (GTOs) with a market value adjustment feature ("Registration Statement") ("Registration Statement").
The purpose of this filing is to update all financial information as required by Form S-1. Other changes have also been made with the intent of clarifying the disclosure. These changes are noted in the electronic redlined copies. Nationwide represents that although the Post-Effective Amendment No. 1 is not being filed pursuant to Rule 485(b), the materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).
We respectfully request an effective date of April 30, 2021. Please call me at (614) 249-7001 with your questions or comments.
Sincerely,
/s/ Benjamin Mischnick
Benjamin Mischnick
Senior Counsel
Nationwide Life Insurance Company